Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies.
Schedule of aggregate future minimum lease payments under operating lease agreements

At December 31, 2012, the aggregate future minimum lease payments under these operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2013	$6,377
2014	6,041
2015	5,403
2016	5,243
2017	1,031
Thereafter	567
Total minimum future lease payments	$24,662